Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 8,961,794	$ 9,221,451
Less: accumulated depreciation	(2,324,799)	(1,852,348)
Less: impairment loss		(813,344)
Translation adjustments		6,910
Property, plant and equipment, net	6,636,995	6,562,669
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,992,910	2,689,763
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	32,285	29,132
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	251,914	236,008
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	43,709	40,947
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	6,312,545	5,917,815
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 328,431	$ 307,786